Stock-Based Compensation	6 Months Ended
Jul. 02, 2023
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation
At January 1, 2023, the Parent had three stock-based compensation plans. The shares outstanding are for contracts under the Parent's 2005 Long-Term Incentive Plan and the 2012 Long-Term Incentive Plan. The 2005 Long-Term Incentive Plan expired on April 26, 2012. On March 7, 2022, the Parent's Board of Directors approved the 2022 Long-Term Incentive Plan (the “2022 Plan”) providing the grant of non-qualified stock options, incentive stock options, stock appreciation rights, RSUs, performance shares, PSUs, other stock-based awards and cash awards to employees and directors including the Company’s personnel. The 2022 Plan became effective in April 2022. All options and restricted shares granted subsequent to that date were under this plan.
The components and classification of stock-based compensation expense related to stock options, Restricted Stock Units (“RSUs”), and Performance Stock Units (“PSUs”) directly attributable to those employees specifically identified as employees of the Company and allocations from the Parent for fiscal years 2022, 2021 and 2020 were as follows:

(Dollars in Millions)	2022	2021	2020
Stock options	$43	$41	$37
RSUs	74	73	67
PSUs	20	27	11
Stock-based compensation expense	137	141	115
Cost of sales	30	33	29
Selling, general and administrative expenses	107	108	86
Stock-based compensation expense	$137	$141	$115
Stock-based compensation expense includes $26 million, $38 million and $28 million for fiscal years 2022, 2021 and 2020 respectively, of allocated charges from the Parent, based on percentage attribution related to Parent employees providing services to the Company.
The following quantitative stock option, RSU and PSU information relates to awards to those employees specifically identified as employees of the Company.
Stock Options
Stock options expire 10 years from the date of grant and vest over service periods that range from 6 months to 4 years. All options were granted at the average of the high and low prices of the Parent’s common stock on the New York Stock Exchange on the date of grant.
The fair value of each option award was estimated on the date of grant using the Black-Scholes option valuation model that uses the assumptions noted in the following table. For fiscal years 2022, 2021 and 2020 grants, expected volatility represents a blended rate of 10-year weekly historical overall volatility rate, and a 5-week average implied volatility rate based on at-the-money traded Parent options with a life of 2 years. For all grants, the Parent’s historical data is used to determine the expected life of the option. The risk-free rate was based on the U.S. Treasury yield curve in effect at the time of grant.
The average fair value of options granted was $23.23, $20.86 and $16.42, in fiscal years 2022, 2021 and 2020, respectively.
The fair value was estimated based on the weighted average assumptions of:

	2022	2021	2020
Risk-free rate	2.0%	0.8%	1.5%
Expected volatility	18.0%	18.6%	15.3%
Expected life (in years)	7	7	7
Expected dividend yield	2.7%	2.5%	2.6%
A summary of option activity under the Plans as of January 1, 2023, and changes during the year is presented below:

			Aggregate Intrinsic Value
(Shares in Thousands)	Outstanding Shares	Weighted Average Exercise Price	(Dollars in Millions)
Shares at January 2, 2022	8,657	132.58	$333
Options granted	1,783	165.89
Options exercised	(1,018)	112.53
Options canceled/forfeited/adjusted (1)	(1,201)	114.19
Shares at January 1, 2023	8,221	$144.03	$268

Options vested and expected to vest at January 1, 2023	8,017	$143.55	$265
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(1)Includes employee transfers in and out.
The total intrinsic value of options exercised was $64 million, $56 million and $50 million in fiscal years 2022, 2021 and 2020, respectively. The weighted-average remaining contractual term of options vested and expected to vest was 6.6 years at January 1, 2023.
The following table summarizes stock options outstanding and exercisable at January 1, 2023:

(Shares in Thousands)	Outstanding			Exercisable
Exercise Price Range	Options	Average Life(1)	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
$72.54-$100.48	475	1.6	$94.95	476	$94.95
$101.87-$115.67	1,062	3.7	109.51	1,062	109.51
$129.51-$141.06	1,766	5.7	130.94	1,753	130.93
$151.41-$164.62	3,139	7.6	158.11	—	—
$164.63-$165.89	1,779	7.6	165.89	—	—
	8,221	6.7	$144.03	3,291	$118.83
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(1)Average contractual life remaining in years
Stock options outstanding at January 1, 2023 and January 2, 2022 were 8,221 and an average life of 6.7 years, and 8,657 and an average life of 6.4 years, respectively. Stock options exercisable at January 1, 2023 and January 2, 2022 were 3,291 at an average exercise price of $118.83 and 3,693 at an average exercise price of $109.21, respectively.
Restricted Share Units and Performance Share Units
The Parent granted restricted share units which vest over service periods that range from 6 months to 3 years. The Parent also granted performance share units, which are paid in shares of Parent common stock after the end of a three-year performance period. Whether any performance share units vest, and the amount that does vest, is tied to the completion of service periods that range from 6 months to 3 years and the achievement, over a three-year period, of three equally-weighted goals that directly align with or help the Parent drive long-term total shareholder return: operational sales, adjusted operational earnings per share, and relative total shareholder return. Beginning in fiscal year 2020, performance shares were granted with two equally-weighted goals that directly align with or help drive Parent’s long-term total shareholder return: adjusted operational earnings per share and relative total shareholder return. The number of shares actually earned at the end of the three-year period will vary, based only on actual performance, from 0% to 200% of the target number of performance share units granted.
A summary of the unvested restricted share units and performance share units activity under the Plans as of January 1, 2023 is presented below:

(Shares in Thousands)	Outstanding Restricted Share Units	Outstanding Performance Share Units
Shares at January 2, 2022	1,206	198
Granted	475	85
Issued	(364)	(28)
Canceled/forfeited/adjusted(1)	(87)	(34)
Shares at January 1, 2023	1,230	221
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(1)Includes employee transfers in and out.
The weighted average grant date fair value of the restricted share units granted was $153.69, $152.73 and $139.88 in fiscal years 2022, 2021 and 2020, respectively, using the fair market value at the date of grant. The fair value of restricted share units was discounted for dividends, which are not paid on the restricted share units during the vesting period. The aggregate fair value of restricted share units issued was $44 million, $45 million and $43 million in 2022, 2021 and 2020, respectively.
The weighted average per unit grant date fair value of the performance share units granted was $178.45, $187.50 and $177.16 in fiscal years 2022, 2021 and 2020, calculated using the weighted average grant date fair market value for each of the component goals at the date of grant.
The fair value for the relative total shareholder return goal of each performance share unit was estimated on the date of grant using a Monte Carlo valuation model. The aggregate fair value of performance share units issued was $4 million, $5 million and $4 million in fiscal years 2022, 2021 and 2020, respectively.
For fiscal years 2022, 2021 and 2020, the total remaining unrecognized compensation cost for stock options, RSUs, and PSUs was $105 million, $90 million and $75 million, respectively. The weighted-average remaining requisite service period is approximately 1.79 years, 1.76 years and 1.74 years for fiscal years 2022, 2021 and 2020, respectively.
Stock-Based Compensation
The Parent’s 2012 Long-Term Incentive Plan (the “J&J 2012 Plan”) expired on April 26, 2022. Prior to that expiration, on March 7, 2022, the Parent’s Board of Directors approved the 2022 Long-Term Incentive Plan (the “J&J 2022 Plan”, together with the J&J 2012 Plan, the “J&J Plans”). The J&J Plans provide the grant of non-qualified stock options, incentive stock options, stock appreciation rights, Restricted Stock Units (“RSUs”), performance shares, Performance Stock Units (“PSUs”), other stock-based awards, and cash awards to employees and directors including the Company’s personnel. Stock-based compensation granted pursuant to the J&J Plans are based on the Parent’s common stock. The J&J 2022 Plan became effective in April 2022. All options and restricted shares granted subsequent to that date were under this plan. As of July 2, 2023, there are shares outstanding for contracts under each of the J&J Plans.
In March 2023, the Company’s Board of Directors approved the 2023 Long-Term Incentive Plan (the “Kenvue 2023 Plan”) providing for the grant of non-qualified stock options, incentive stock options, stock appreciation rights, RSUs, performance shares, PSUs, other stock-based awards, and cash awards to eligible employees, non-employee directors, independent contractors, and consultants of the Company and its subsidiaries and affiliated entities. Stock-based compensation granted pursuant to the 2023 Plan is based on our common stock. The Kenvue 2023 Plan was approved by the Parent, as sole stockholder of the Company, prior to the Kenvue IPO and became effective in May 2023 and no awards have been granted under this plan. The maximum aggregate number of shares of Common Stock that may be issued under the Plan is 188,897,256.
The components and classification of stock-based compensation expense related to stock options, RSUs, and PSUs directly attributable to those employees specifically identified as employees of the Company and allocations from the Parent for the fiscal three and six months ended July 2, 2023 and July 3, 2022, were as follows:

	Fiscal Three Months Ended		Fiscal Six Months Ended
(Dollars in Millions)	July 2, 2023	July 3, 2022	July 2, 2023	July 3, 2022
Cost of sales	$12	$10	$16	$18
Selling, general, and administrative expenses	26	31	57	58
Stock-based compensation expense	$38	$41	$73	$76
Stock-based compensation expense includes $0 million and $8 million for the fiscal three months ended July 2, 2023 and July 3, 2022, respectively, and $2 million and $18 million for the fiscal six months ended July 2, 2023 and July 3, 2022, respectively, of allocated charges from the Parent, based on percentage attribution related to Parent employees providing services to the Company.